Share-Based Compensation - stock options outstanding and exercisable (Details)	Dec. 31, 2023 Options Y $ / shares
Share-Based Compensation
Number of options, outstanding and exercisable | Options	1,839,977
Weighted average remaining contractual life | Y	6.58
Exercise Price, $7.44 per share
Share-Based Compensation
Exercise price per share | $ / shares	$ 7.44
Number of options, outstanding and exercisable | Options	406,151
Weighted average remaining contractual life | Y	3.92
Exercise Price, $11.17 per share
Share-Based Compensation
Exercise price per share | $ / shares	$ 11.17
Number of options, outstanding and exercisable | Options	1,433,826
Weighted average remaining contractual life | Y	7.33